PERSONNEL EXPENSES	12 Months Ended
Dec. 31, 2019
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [abstract]
PERSONNEL EXPENSES
3.	PERSONNEL EXPENSES

	December 31, 2019 US$‘000	December 31, 2018 US$‘000	December 31, 2017 US$‘000
Wages and salaries	25,885	26,475	26,316
Social welfare costs	2,538	2,585	2,424
Pension costs	503	490	459
Tax settlement (Note 6)	5,094	—	—
Share-based payments	758	1,369	928

	34,778	30,919	30,127

Personnel expenses are shown net of capitalisations. Total personnel expenses, inclusive of amounts capitalised for wages and salaries, social welfare costs and pension costs, for the year ended December 31, 2019 amounted to US$36,288,000 (2018: US$38,002,000) (2017: US$37,351,000). Total share based payments, inclusive of amounts capitalised in the balance sheet, amounted to US$838,000 for the year ended December 31, 2019 (2018: US$1,607,000) (2017: US$1,109,000). See Note 22 for further details.

The average number of persons employed by the Group in the financial year was 579 (2018: 575) (2017: 556) and is analysed into the following categories:

	December 31, 2019	December 31, 2018	December 31, 2017
Research and development	57	59	60
Administration and sales	159	163	162
Manufacturing and quality	363	353	334

	579	575	556